S000006335 [Member] Investment Objectives and Goals - TCW Relative Value Large Cap Fund	Apr. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	TCW Relative Value Large Cap Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to seek capital appreciation,
Objective, Secondary [Text Block]	with a secondary goal of current income.